Impairment	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Impairment

19.	Impairment

(Losses) / reversals	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Property, plant and equipment	(404)	(83)	(401)	(84)
Intangible assets	−	(1)	−	−
Assets classified as held for sale	−	(83)	−	(84)
Impairment losses	(404)	(167)	(401)	(168)
Investments	1	(10)	−	(2)
Net effect within the statement of income	(403)	(177)	(401)	(170)
Losses	(453)	(218)	(428)	(208)
Reversals	50	41	27	38

The Company tests annually its assets for impairment or when there is an indication that their carrying amount may not be recoverable.

In the six-month period ended June 30, 2023, the Company recognized net impairment losses amounting to US$ 404, mainly arising from the assessment of the second refining unit of RNEST, which resulted in the recognition of a US$ 383 loss, mainly due to: (i) review of the scope for the implementation of logistics infrastructure, with an increase in necessary investments; (ii) increase in the discount rate to 7.4% p.a. (from 7.1% p.a. in December 2022); and (iii) appreciation of the real against the dollar on estimated future cash flows.

In the six-month period ended June 30, 2022, the Company recognized net impairment losses amounting to US$ 167, mainly due to:

•	definitive cessation of the operations of platform P-35, in the Marlim field, which led to the exclusion of this asset from the CGU North group and classification as a separate asset, resulting in the recognition of a US$ 52 impairment loss;
•	approval for the disposal of Golfinho group of fields, which comprises Golfinho field (which produces oil), Canapu field (which produces non-associated gas), and the exploratory block BM-ES-23. As a result, the Company assessed the recoverability of the carrying amount of these assets, considering the fair value net of disposal expenses, resulting in the recognition of a US$ 51 impairment loss;
•	approval for the disposal of LUBNOR Refinery, in the state of Ceará, separating it from the Downstream CGU. As a result, the Company assessed the recoverability of the carrying amount of the refinery, considering the fair value net of disposal expenses, resulting in the recognition of a US$ 44 impairment loss.